Current and deferred taxes - Carryforwards (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current and deferred taxes
Tax loss carryforward	R$ 1,241,172	R$ 2,300,993
Social contribution tax loss carryforward	R$ 73,633	R$ 331,445